Goodwill - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 18, 2017 USD ($)	Dec. 31, 2016 USD ($)
Goodwill [Line Items]
Non-cash impairment loss of goodwill	$ 16,066,000	$ 16,066,000
Goodwill (Note 11)	$ 25,303,000	25,303,000	$ 42,587,000		$ 12,623,000
Intelligent Systems [Member]
Goodwill [Line Items]
Non-cash impairment loss of goodwill		$ 16,066,000
Goodwill (Note 11)			17,284,000
Minimum [Member] | Goodwill [Member] | Discount Rates [Member]
Goodwill [Line Items]
Discount rates	0.145	0.145
Maximum [Member] | Goodwill [Member] | Discount Rates [Member]
Goodwill [Line Items]
Discount rates	0.25	0.25
IRD, iCOMS and VIZIYA Acquisition [Member]
Goodwill [Line Items]
Goodwill recognized			$ 30,000,000,000
iCOMS [Member]
Goodwill [Line Items]
Goodwill (Note 11)				$ 246,000
iCOMS [Member] | Intelligent Systems [Member]
Goodwill [Line Items]
Non-cash impairment loss of goodwill	$ 246,000
Goodwill (Note 11)	0	$ 0		$ 246,000
Licensing and Enterprise Software [Member]
Goodwill [Line Items]
Goodwill (Note 11)	$ 25,303,000	$ 25,303,000